Debt	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Debt
6. DEBT

During 2016 the Company entered into a note payable agreement (Note Agreement A) with a financial institution dated June 27, 2016 which provided the Company with $30,000,000 and bore interest at a rate of 12% or LIBOR plus 11%, whichever was greater. During 2018, the Company amended Note Agreement A to include an additional financial institution and entered into another note payable agreement to borrow an additional $15,000,000. Accrued interest-only payments were payable:

(i) monthly in arrears on the first business day of each following month; and

(ii) at any time after the occurrence of an event of default as defined by Note Agreement A.

The note was paid in full during 2019.

During 2019 the Company entered into a note payable agreement which provided the Company with $1,811,850 and bore interest at a rate of 4.75%. The note was fully paid during 2019. Total interest expense recorded during 2019 on this note was $49,154.

During 2019 the Company entered into a note payable agreement (Note Agreement B) with a financial institution dated May 31, 2019 which provided the Company with $65,000,000 and bears interest at a rate of 8% plus the greater of 90-day LIBOR or 2% (10% at December 31, 2020). The 90-day LIBOR resets every 90 days. Payments on Note Agreement B are payable as follows:

(i) fixed quarterly payments of $1,750,000; and

(ii) an annual variable prepayment equal to 75% of the prior fiscal year free cash flow as defined by Note Agreement B.

The note matures May 31, 2024 and is due and payable in full on the earlier of the maturity date or upon the occurrence of an event of default as defined by Note Agreement B. The note is collateralized by all of the Company’s consolidated assets.

The note payable balance as of December 31, 2020 and 2019 is as follows:

	2020	2019
Note payable with financial institution, maturing May 2024	$53,198,795	$61,500,000
Less current portion	(14,865,487)	(8,301,164)
Long-term portion	38,333,308	53,198,836
Less unamortized portion of loan costs	(1,662,628)	(2,150,617)
	$36,670,680	$51,048,219

As of December 31, 2020 and 2019, the gross carrying amount of loan costs was $2,443,699. Accumulated amortization amounted to $781,071 and $293,082 at December 31, 2020 and 2019, respectively. Amortization expense was $487,989 and $1,188,228 for the years ended December 31, 2020 and 2019, respectively, and is included in interest expense.

The Company must comply with certain covenants as defined in the debt agreement. As of December 31, 2020, the Company was in compliance with these covenants.

Subordinated Convertible Notes

During 2011 IA Tech issued a Private Placement Memorandum to accredited investors for the purchase of convertible notes with a maximum offering of $4,000,000 and no minimum offering.

During 2012 the Company began entering into subscription agreements with certain accredited investors. As of December 31, 2020, and 2019, there were no receipts through subscription agreements to acquire convertible notes still to be redeemed. During 2019, the Company redeemed the remaining $700,000 of the convertible notes. The interest rate on the convertible notes was 8% per annum. For every $100,000 invested to purchase convertible notes, the Company also issued the investor five-year warrants to acquire 4,000 of the Company’s shares at an exercise price of $5.00 per share. From 2012 through 2014 a total of 70,000 warrants were issued to investors at a de minimus value. There were no warrants outstanding at December 31, 2020 and 2019.